REVENUE AND COST OF SALES (Tables)	9 Months Ended
Sep. 30, 2025
REVENUE AND COST OF SALES
Schedule of Revenue
	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Concentrate sales	$21,425	$13,974	$59,127	$40,994
Provisional pricing adjustments	(383)	642	2,556	802
	$21,042	$14,616	$61,683	$41,796

Schedule of Cost of Sales
	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Production costs	$9,992	$7,952	$27,963	$26,095
Write down of equipment and materials and supplies inventory	249	182	413	566
Depreciation and depletion	896	773	2,616	2,390
	$11,137	$8,907	$30,992	$29,051